Contingencies (Lights Cases) (Narrative) (Details) (EUR €)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Individual Lights Cases - Small Claims Court [Member]
Loss Contingencies [Line Items]
Cases brought against PM	9	10	12
Maximum damage award	€ 1,000
Lights Class Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2	2	3